Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Parties

Note 2. Related Parties

Advances from the Related Parties for New Beginnings Concert 2012

During 2012, the 33% member in New Beginnings paid $119,301 directly to vendors of the Company related to the production of the December 2012 concert event. The Company also agreed to issue 30,000,000 shares of common stock with a measurement date fair value of $345,000 to an officer of the 33% member in New Beginnings and another officer of New Beginnings was owed $30,000. Both of these amounts are included in due to related parties liabilities as of December 31, 2013. During the year ended December 31, 2013, the Company repaid $50,000 of the $119,301. In December 2013, the Company entered into settlement agreements with its former chairman of the board directors for amounts owed to the chairman and the 33% member of New Beginnings for amounts noted above. Pursuant to the agreements, the Company agreed to issue the 30,000,000 shares of common stock to the former chairman, for the $345,000 and maintain the chairman’s health insurance for 12 months at a cost of $1,000 per month. The Company also agreed to issue 32,500,000 shares of common stock with a grant-date fair value based on quoted trading prices of $276,250 to the 33% member of New Beginnings in settlement of all amounts owing, totaling $69,301. The Company recognized a loss on settlement of approximately $219,000 in December 2013. As of December 31, 2013, amounts due to related parties totaled $42,000, consisting of the $30,000 owed to an officer of New Beginnings and $12,000 accrued for the former chairman’s health insurance. During the three months ended March 31, 2014, the Company issued 7,500,000 shares of common stock in settlement of the $30,000 advanced by officer of the 33% member in New Beginnings.

Note 2. Related Parties

Due to Emax Media, Inc. and Affiliates

During the years ended December 31, 2012 and 2013, the Company received proceeds of $216,356 and $3,000, respectively, from third parties for the purchase of the Company’s common stock held by the Emax Media, Inc. and its affiliates. During the years ended December 31, 2012 and 2011, Emax Media, Inc. and Affiliates advanced $4,332 and $3,515, respectively, to the Company for working capital purposes. In September 2013, the Company entered into a settlement agreement with Emax Media, Inc. and its affiliates resulting in the forgiveness of these amounts. See “Settlement with Prior Management and Emax Media and Affiliates” below.

Advances from the Related Parties for New Beginnings Concert 2012

During 2012, the 33% member in New Beginnings paid $119,301 directly to vendors of the Company related to the production of the December 2012 concert event. The Company also agreed to issue 30,000,000 shares of common stock with a measurement date fair value of $345,000 to an officer of the 33% member in New Beginnings and another officer of New Beginnings was owed $30,000. All of these amounts are included in due to related parties liabilities as of December 31 2012. During the year ended December 31, 2013, the Company repaid $50,000 of the $119,301. In December 2013, the Company entered into settlement agreements with its former chairman of the board directors for amounts owed to the chairman and the 33% member of New Beginnings for amounts noted above. Pursuant to the agreements, the Company agreed to issue the 30,000,000 shares of common stock to the former chairman, for the $345,000 and maintain the chairman’s health insurance for 12 months at a cost of $1,000 per month. The Company also agreed to issue 32,500,000 shares of common stock with a grant-date fair value based on quoted trading prices of $276,250 to the 33% member of New Beginnings in settlement of all amounts owing, totaling $69,301. The Company recognized a loss on settlement of approximately $219,000 in December 2013. As of December 31, 2013, amounts due to related parties totaled $42,000, consisting of the $30,000 owed to an officer of New Beginnings and $12,000 accrued for the former chairman’s health insurance.

Settlement with Prior Management and Emax Media, Inc. and Affiliates

In August 2013, the Company entered into agreements with former officers of the Company resulting in the return and cancellation of 175,000,000 shares of common stock.

In September 2013, the Company entered into an additional settlement agreement with Emax Media, Inc. and Affiliates to settle all amounts owed to and from the Company by Emax Media, Inc. and Affiliates. The agreement relieves the Company and Emax Media, Inc. of any future obligations related to amounts reflected on the accompanying condensed consolidated balance sheets as Due to Emax Media, Inc. and Affiliates, and Due from Emax Media, Inc. and Affiliates (Contra-Equity). The agreement relieved the Company of its obligation to repay $224,203 reflected on the accompanying condensed consolidated balance sheet as of December 31, 2012 as Due to Emax Media, Inc. and Affiliates. The agreement also provided for the return and cancellation of additional shares of common stock, as well as the cancellation of 325,454,548 shares of common stock previously returned to the Company in exchange for preferred stock. In total 654,007,878 common shares were returned for cancellation to settle Due from Emax and Affiliates contra equity resulting in a loss on settlement of $1,939,281.